United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-2677

(Investment Company Act File Number)

Federated Municipal Bond Fund, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 03/31/2019

Date of Reporting Period: Quarter ended 06/30/2018

Item 1.	Schedule of Investments

Federated Municipal Bond Fund, Inc.
Portfolio of Investments
June 30, 2018 (unaudited)
Principal Amount or Shares			Value
		MUNICIPAL BONDS—97.4%
		Alabama—1.0%
$2,000,000		Birmingham, AL Waterworks Board, Subordinate Revenue Refunding Bonds (Series 2016-B), 4.00%, 1/1/2043	$2,066,980
1,250,000		Selma, AL IDB (International Paper Co.), Gulf Opportunity Zone Bonds (Series 2010A), 5.80%, 5/1/2034	1,336,425
		TOTAL	3,403,405
		Arizona—2.8%
3,000,000		Arizona Board of Regents (Arizona State University), (Series 2016B), 5.00%, 7/1/2047	3,430,560
3,000,000		Arizona Board of Regents (Arizona State University), System Revenue & Refunding Bonds (Series 2015A Green Bonds), 5.00%, 7/1/2041	3,382,080
1,000,000		Arizona Board of Regents (Arizona State University), System Revenue Bonds (Series 2008C), 6.00% (United States Treasury PRF 7/1/2018@100)/(Original Issue Yield: 6.12%), 7/1/2028	1,000,000
1,740,000		Phoenix, AZ IDA (Great Heart Academies), Education Facility Revenue Bonds (Series 2014A), 5.00%, 7/1/2044	1,830,028
		TOTAL	9,642,668
		California—9.9%
1,000,000		Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (Series 2009F-1), 5.625% (United States Treasury PRF 4/1/2019@100), 4/1/2044	1,031,460
1,500,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (SIFMA Index Rate Bonds Series 2001A) FRNs, 2.76% (SIFMA 7-day +1.250%), Mandatory Tender 4/1/2027	1,578,705
2,000,000		California Health Facilities Financing Authority (Providence St. Joseph Health), Revenue Bonds (Series 2014B), 5.00%, 10/1/2044	2,229,760
1,000,000		California Health Facilities Financing Authority (Stanford Health Care), Revenue Bonds (Series 2015A), 5.00%, 8/15/2054	1,114,390
2,000,000		California State University (The Trustees of), Systemwide Revenue Bonds (Series 2011A), 5.00%, 11/1/2037	2,178,680
2,000,000		California State, Various Purpose GO Bonds, 6.00%, 11/1/2039	2,114,280
2,000,000		California State, Various Purpose UT GO Bonds, 5.75% (Original Issue Yield: 5.85%), 4/1/2029	2,062,640
460,000		California State, Various Purpose UT GO Bonds, 6.50%, 4/1/2033	476,882
540,000		California State, Various Purpose UT GO Bonds, 6.50% (United States Treasury PRF 4/1/2019@100), 4/1/2033	560,682
1,330,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Bonds (Series 2018A-1), 5.25%, 6/1/2047	1,383,732
2,000,000		Los Angeles Department of Water & Power (Los Angeles, CA Department of Water & Power (Water Works/System)), Water System Revenue Bonds (Series 2013B), 5.00%, 7/1/2033	2,263,500
1,000,000		Los Angeles, CA Department of Airports (Los Angeles International Airport), Subordinate Revenue Bonds (Series 2018A), 5.00%, 5/15/2044	1,143,950
1,000,000		M-S-R Energy Authority, CA, Gas Revenue Bonds (Series 2009A), 7.00% (Citigroup, Inc. GTD), 11/1/2034	1,421,570
1,000,000		Metropolitan Water District of Southern California, Water Revenue Refunding Bonds (Series 2009C), 5.00%, 7/1/2031	1,034,010
3,000,000		Roseville, CA Natural Gas Financing Authority, Gas Revenue Bonds, 5.00% (Bank of America Corp. GTD), 2/15/2025	3,382,500
1,500,000		Sacramento County, CA Airport System, Airport System Senior Revenue Bonds (Series 2009B), 5.50% (Assured Guaranty Corp. INS)/(Original Issue Yield: 5.60%), 7/1/2018	1,500,000
308,000		San Bernardino County, CA Housing Authority (Glen Aire Park & Pacific Palms), Subordinated Revenue Bonds, 7.25%, 4/15/2042	208,636
2,000,000		San Diego, CA USDT, UT GO Bonds (Election 2012 Series-I), 5.00%, 7/1/2047	2,328,700
2,000,000		San Francisco, CA City & County Airport Commission, Second Series Revenue Bonds (Series 2014B), 5.00%, 5/1/2044	2,223,640
2,000,000		San Francisco, CA Public Utilities Commission (Water Enterprise), Water Revenue Bonds (Series 2017 Sub-Series D), 5.00%, 11/1/2034	2,371,560
1,000,000		University of California (The Regents of), General Revenue Bonds (Series 2009O), 5.75% (United States Treasury PRF 5/15/2019@100), 5/15/2034	1,037,940
		TOTAL	33,647,217
		Colorado—3.3%
1,445,000		Denver (City & County), CO (Denver, CO City & County Airport Authority), Revenue Bonds (Series 2012B), 5.00%, 11/15/2037	1,591,003
1,000,000		Denver, CO City & County Airport Authority (United Airlines, Inc.), Special Facilities Airport Revenue Refunding Bonds (Series 2017), 5.00%, 10/1/2032	1,075,220
2,000,000		Denver, CO Convention Center Hotel Authority, Senior Revenue Refunding Bonds (Series 2016), 5.00%, 12/1/2027	2,276,220
3,250,000		University of Colorado Hospital Authority, Revenue Bonds (Series 2012A), 5.00%, 11/15/2036	3,586,862

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		Colorado—continued
$2,500,000		University of Colorado, University Enterprise Revenue Bonds (Series 2011A), 5.25% (United States Treasury PRF 6/1/2021@100), 6/1/2036	$$2,741,275
		TOTAL	11,270,580
		Connecticut—1.6%
3,000,000		Connecticut State HEFA (Trinity Healthcare Credit Group), Revenue Bonds (Series 2016CT), 5.00%, 12/1/2045	3,363,570
2,000,000		Connecticut State Transportation Infrastructure Authority, Special Tax Obligation Revenue Bonds (Series 2013A), 5.00%, 10/1/2026	2,209,040
		TOTAL	5,572,610
		Delaware—0.7%
2,380,000		Delaware EDA (Delmarva Power and Light Co.), Gas Facilities Refunding Bonds, 5.40%, 2/1/2031	2,525,323
		District of Columbia—2.7%
2,500,000		District of Columbia (KIPP DC), Refunding Revenue Bonds (Series 2017A), 5.00%, 7/1/2048	2,749,800
1,800,000		District of Columbia Revenue (Friendship Public Charter School, Inc.), Revenue Bonds (Series 2016A), 5.00%, 6/1/2041	1,951,452
1,000,000		District of Columbia Revenue (Georgetown University), University Refunding Revenue Bonds (Series 2017), 5.00%, 4/1/2036	1,139,580
3,000,000		District of Columbia Water & Sewer Authority, Public Utility Subordinate Lien Revenue Refunding Bonds (Series 2016A), 5.00%, 10/1/2039	3,420,660
		TOTAL	9,261,492
		Florida—11.0%
2,000,000		Atlantic Beach, FL Health Care Facilities (Fleet Landing Project, FL), Revenue & Refunding Bonds (Series 2013A), 5.00%, 11/15/2037	2,130,420
1,500,000		Broward County, FL Airport System, Airport System Revenue Bonds (Series 2012Q-1), 5.00%, 10/1/2037	1,644,360
1,000,000		Central Florida Expressway Authority, Senior Lien Revenue Refunding Bonds (Series 2017), 5.00%, 7/1/2038	1,149,840
1,000,000		Florida State Mid-Bay Authority, First Senior Lien Revenue Bonds (Series 2015A), 5.00%, 10/1/2035	1,104,630
2,000,000		Greater Orlando, FL Aviation Authority, Subordinate Airport Facilities Revenue Bonds (Series 2017A), 5.00%, 10/1/2036	2,267,200
2,000,000		Lee County, FL IDA (Cypress Cove at Healthpark), Healthcare Facilities Revenue Bonds (Series 2014), 5.50%, 10/1/2047	2,149,720
3,500,000		Miami Beach, FL Resort Tax, Revenue Bonds (Series 2015), 5.00%, 9/1/2040	3,902,570
1,000,000		Miami-Dade County, FL (Miami-Dade County, FL Seaport), Seaport Revenue Bonds (Series 2013A), 5.75%, 10/1/2030	1,140,820
1,000,000		Miami-Dade County, FL (Miami-Dade County, FL Seaport), Seaport Revenue Bonds (Series 2013A), 5.75%, 10/1/2032	1,138,200
2,000,000		Miami-Dade County, FL Aviation, Aviation Revenue Refunding Bonds (Series 2015A), 5.00%, 10/1/2038	2,194,420
1,250,000		Miami-Dade County, FL Expressway Authority, Toll System Revenue Bonds (Series 2010), 5.00% (Original Issue Yield: 5.10%), 7/1/2040	1,315,175
2,000,000		Miami-Dade County, FL Expressway Authority, Toll System Revenue Refunding Bonds (Series 2016A), 5.00%, 7/1/2032	2,288,560
1,500,000		Miami-Dade County, FL HFA (Nicklaus Children's Hospital), Hospital Revenue Refunding Bonds (Series 2017), 5.00%, 8/1/2042	1,674,885
1,000,000		Miami-Dade County, FL IDA (Doral Academy), IDRBs (Series 2017), 5.00%, 1/15/2048	1,059,080
2,875,000		Miami-Dade County, FL Transit System, Sales Surtax Revenue Bonds (Series 2012), 5.00%, 7/1/2042	3,118,110
4,105,000		Orlando & Orange County Expressway Authority, FL, Revenue Bonds (Series 2010A), 5.00% (United States Treasury PRF 7/1/2020@100), 7/1/2035	4,362,876
895,000		Orlando & Orange County Expressway Authority, FL, Revenue Bonds (Series 2010A), 5.00% (United States Treasury PRF 7/1/2020@100), 7/1/2035	951,224
2,000,000		St. Johns County, FL IDA (Presbyterian Retirement Communities), Revenue Bonds (Series 2010A), 5.875% (United States Treasury PRF 8/1/2020@100)/(Original Issue Yield: 5.98%), 8/1/2040	2,165,880
1,500,000		Tallahassee, FL Energy System, Revenue Refunding Bonds (Series 2017), 5.00%, 10/1/2036	1,703,370
		TOTAL	37,461,340
		Georgia—3.9%
2,190,000		Atlanta, GA Airport General Revenue, Airport General Revenue Bonds (Series 2010A), 5.00%, 1/1/2035	2,288,243
4,000,000		Atlanta, GA Water & Wastewater, Revenue Refunding Bonds (Series 2015), 5.00%, 11/1/2040	4,500,960
3,000,000		Georgia State, GO Bonds (Series 2017A-2), 5.00%, 2/1/2033	3,532,650
3,000,000	[1]	Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2018D) FRNs (Royal Bank of Canada GTD), 2.16%, (1-month USLIBOR x 0.67 +0.83%) 12/1/2023	2,993,820
		TOTAL	13,315,673
		Illinois—5.3%
1,245,000		Chicago, IL Board of Education, UT GO Dedicated Revenue Refunding Bonds (Series 2017C), 5.00%, 12/1/2034	1,283,607

Principal Amount or Shares		Value
	MUNICIPAL BONDS—continued
	Illinois—continued
$310,000	Chicago, IL O'Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2016B), 5.00%, 1/1/2041	$341,924
1,875,000	Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2011C), 6.50% (United States Treasury PRF 1/1/2021@100), 1/1/2041	2,085,619
2,000,000	Chicago, IL O'Hare International Airport, Passenger Facility Charge Revenue Refunding Bonds (Series 2012A), 5.00%, 1/1/2031	2,150,340
1,500,000	Chicago, IL Sales Tax, Revenue Bonds (Series 2011A), 5.25% (United States Treasury PRF 1/1/2022@100), 1/1/2038	1,667,505
750,000	Chicago, IL Water Revenue, Second Lien Water Revenue Bonds (Series 2014), 5.00%, 11/1/2044	802,770
3,000,000	Illinois Finance Authority (Northwestern Memorial Healthcare), Revenue Bonds (Series 2017A), 5.00%, 7/15/2042	3,419,490
3,000,000	Illinois State, GO Refunding Bonds (Series February 2010), 5.00%, 1/1/2024	3,066,270
2,000,000	Illinois State, UT GO Bonds (Series 2017D), 5.00%, 11/1/2026	2,128,700
1,000,000	Illinois State, UT GO Bonds (Series June 2013), 5.25% (Original Issue Yield: 5.28%), 7/1/2028	1,050,540
	TOTAL	17,996,765
	Indiana—2.2%
1,155,000	Indiana Municipal Power Agency, Power Supply System Refunding Revenue Bonds (Series 2012A), 5.00%, 1/1/2028	1,265,499
470,000	Indiana Municipal Power Agency, Power Supply System Refunding Revenue Bonds (Series 2012A), 5.00% (United States Treasury PRF 7/1/2022@100), 1/1/2028	525,023
1,300,000	Indiana Municipal Power Agency, Power Supply System Revenue Bonds (Series 2013A), 5.25% (United States Treasury PRF 7/1/2023@100), 1/1/2030	1,497,197
4,000,000	Indianapolis, IN Gas Utility Distribution System, Second Lien Revenue Refunding Bonds (Series 2008C), 5.25% (Assured Guaranty Corp. INS), 6/1/2019	4,130,000
	TOTAL	7,417,719
	Kansas—0.5%
1,600,000	Wyandotte County, KS Unified Government Utility System, Improvement & Refunding Revenue Bonds (Series 2014-A), 5.00%, 9/1/2022	1,779,856
	Louisiana—0.7%
2,305,000	Louisiana Local Government Environmental Facilities CDA (Westlake Chemical Corp.), Revenue Refunding Bonds (Series 2017), 3.50%, 11/1/2032	2,270,886
	Maryland—0.3%
1,000,000	Rockville, MD Mayor & City Council Economic Development Revenue (King Farm Presbyterian Retirement Community, Inc.), (Series 2017B), 5.00%, 11/1/2042	1,084,600
	Massachusetts—4.1%
3,330,000	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds (Series 2010B), 5.00%, 1/1/2032	3,473,356
3,000,000	Massachusetts Port Authority, Revenue Bonds (Series 2015A), 5.00%, 7/1/2045	3,384,090
1,000,000	Massachusetts School Building Authority, Senior Dedicated Sales Tax Bonds (Series 2011B), 5.25%, 10/15/2035	1,093,410
3,000,000	Massachusetts School Building Authority, Subordinated Dedicated Sales Tax Revenue Bonds (Series 2018A), 5.25%, 2/15/2048	3,551,910
2,000,000	Massachusetts Water Resources Authority, General Revenue Refunding Bonds (Series 2017C), 5.00%, 8/1/2032	2,361,040
	TOTAL	13,863,806
	Michigan—2.1%
1,000,000	Michigan Finance Authority Local Government Loan Program (Great Lakes, MI Water Authority), Revenue Refunding Local Project Notes (Series 2015D-1), 5.00%, 7/1/2034	1,105,410
1,000,000	Michigan State Finance Authority Revenue (Great Lakes, MI Sewage Disposal System), Senior Lien Revenue Bonds (Series 2014 C-3), 5.00% (AGM Corp. INS), 7/1/2033	1,113,040
1,500,000	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Bonds (Series 2007A), 6.00%, (Original Issue Yield: 6.25%) 6/1/2048	1,507,710
1,000,000	Royal Oak, MI Hospital Finance Authority (Beaumont Health Credit Group), Refunding Revenue Bonds (Series 2014D), 5.00%, 9/1/2039	1,095,200
2,000,000	Wayne County, MI Airport Authority, Revenue Bonds (Series 2012A), 5.00%, 12/1/2037	2,186,560
	TOTAL	7,007,920
	Minnesota—0.3%
1,000,000	University of Minnesota (The Regents of), GO Bonds (Series 2011A), 5.25% (United States Treasury PRF 12/1/2020@100), 12/1/2030	1,082,510
	Mississippi—0.3%
940,000	Warren County, MS Gulf Opportunity Zone (International Paper Co.), Gulf Opportunity Zone Bonds (Series 2011A), 5.375%, 12/1/2035	1,037,215

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		Nebraska—1.7%
$2,000,000		Central Plains Energy Project, NE, Gas Project Revenue Bonds (Project No. 3) (Series 2012), 5.00% (Goldman Sachs Group Inc. GTD)/(Original Issue Yield: 5.05%), 9/1/2042	$2,188,080
1,000,000		Central Plains Energy Project, NE, Gas Project Revenue Bonds (Project No. 3) (Series 2017C), 5.00% (Goldman Sachs Group, Inc. GTD), 9/1/2042	1,201,020
2,300,000		Nebraska Public Power District, General Revenue Bonds (Series 2012A), 5.00%, 1/1/2027	2,512,221
		TOTAL	5,901,321
		Nevada—0.1%
305,000	[2]	Director of the State of Nevada Department of Business and Industry (Doral Academy of Nevada), Charter School Revenue Bonds (Series 2017A), 5.00%, 7/15/2047	310,417
		New Jersey—4.4%
2,880,000		New Jersey EDA (New Jersey State), School Facilities Construction Bonds (Series 2015 WW), 5.25%, 6/15/2040	3,094,675
665,000		New Jersey EDA (Port Newark Container Terminal LLC), Special Facilities Revenue and Refunding Bonds (Series 2017), 5.00%, 10/1/2047	716,996
1,250,000		New Jersey Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Revenue Bonds (Series 2014A), 5.00%, 7/1/2043	1,376,863
3,000,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2011A), 5.50%, 6/15/2041	3,133,320
1,000,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2012A), 5.00% (United States Treasury PRF 1/1/2022@100), 1/1/2035	1,105,040
2,000,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2015E), 5.00%, 1/1/2034	2,236,940
1,000,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2017A), 5.00%, 1/1/2029	1,163,650
2,000,000		Rutgers, The State University of New Jersey, GO Refunding Bonds (Series 2013J), 5.00%, 5/1/2030	2,227,920
		TOTAL	15,055,404
		New Mexico—1.3%
2,000,000		Albuquerque Bernalillo County, NM Water Utility Authority, Joint Water & Sewer System Improvement Revenue Bonds (Series 2009A-1), 5.25% (United States Treasury PRF 7/1/2019@100)/(Original Issue Yield: 5.34%), 7/1/2034	2,073,140
2,175,000		New Mexico State Hospital Equipment Loan Council (Presbyterian Healthcare Services), Hospital System Revenue Bonds (Series 2017A), 5.00%, 8/1/2046	2,447,375
		TOTAL	4,520,515
		New York—9.4%
1,020,000		Brooklyn Arena Local Development Corporation, NY, PILOT Revenue Bonds (Series 2009), 6.375% (United States Treasury PRF 1/15/2020@100)/(Original Issue Yield: 6.476%), 7/15/2043	1,094,123
1,500,000		Brooklyn Arena Local Development Corporation, NY, PILOT Revenue Refunding Bonds (Series 2016A), 5.00%, 7/15/2042	1,643,865
1,000,000		Hudson Yards Infrastructure Corp. NY, Second Indenture Revenue Bonds (Series 2017A), 5.00%, 2/15/2045	1,137,810
2,000,000		Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2014A), 5.00%, 9/1/2044	2,216,280
3,000,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Revenue Bonds (Series 2015A), 5.00%, 11/15/2045	3,314,850
500,000		New York City Liberty Development Corp. (Goldman Sachs Group, Inc.), Revenue Bonds (Series 2005), 5.25%, 10/1/2035	620,660
3,000,000		New York City, NY TFA, Building Aid Revenue Bonds (Series 2015 S-2), 5.00%, 7/15/2041	3,371,820
200,000	[1]	New York City, NY, UT GO Bonds (Fiscal 1995 Series F Subseries F-4) FRNs, 2.21%, (SIFMA 7-day +0.70%), 2/15/2020	201,430
3,255,000		New York City, NY, UT GO Bonds (Fiscal 2016 Series C), 5.00%, 8/1/2033	3,716,950
300,000		New York City, NY, UT GO Bonds (Fiscal 2016 Series E), 5.00%, 8/1/2032	346,473
55,000		New York City, NY, UT GO Bonds (Series 2008 E-1), 6.25%, (Original Issue Yield: 6.40%), 10/15/2028	55,764
400,000		New York City, NY, UT GO Bonds (Series 2012B), 5.00%, 8/1/2027	442,788
2,470,000		New York Liberty Development Corporation (7 World Trade Center LLC), Revenue Refunding Bonds (Series 2012 Class 2), 5.00%, 9/15/2043	2,666,859
400,000		New York Liberty Development Corporation (7 World Trade Center LLC), Revenue Refunding Bonds (Series 2012 Class 3), 5.00%, 3/15/2044	430,128
2,000,000		New York State Dormitory Authority (New York State Personal Income Tax Revenue Bond Fund), General Purpose Revenue Bonds (Series 2016A), 5.00%, 2/15/2043	2,270,780
500,000		New York State Local Government Assistance Corp., Senior Lien Revenue Refunding Bonds (Series 2008 A-5/6), 5.00%, 4/1/2020	512,820
500,000		New York State Local Government Assistance Corp., Subordinate Lien Revenue Refunding Bonds (Series 2010A), 5.00%, 4/1/2023	528,940
3,000,000		New York State Thruway Authority (New York State Thruway Authority—General Revenue), General Revenue Bonds (Series 2012I), 5.00%, 1/1/2028	3,272,580

Principal Amount or Shares		Value
	MUNICIPAL BONDS—continued
	New York—continued
$500,000	New York State Thruway Authority (New York State Thruway Authority—General Revenue), General Revenue Bonds (Series 2014J), 5.00%, 1/1/2027	$567,095
200,000	New York State Thruway Authority (New York State Thruway Authority—General Revenue), General Revenue Junior Indebtedness Obligations (Series 2016A), 5.25%, 1/1/2056	226,132
500,000	New York State, UT GO Bonds (Series 2009A), 5.00%, (Original Issue Yield: 5.24%), 2/15/2039	510,290
500,000	New York State, UT GO Bonds (Series 2011A), 5.00%, 2/15/2020	527,755
1,930,000	Port Authority of New York and New Jersey, Revenue Bonds (194th Series), 5.00%, 10/15/2041	2,176,731
90,000	Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2009A-2), 5.00%, 11/15/2023	91,195
	TOTAL	31,944,118
	North Carolina—0.9%
1,000,000	Charlotte, NC Water & Sewer System, Water & Sewer Revenue Bonds (Series 2009), 5.25%, 7/1/2030	1,036,070
1,000,000	North Carolina Medical Care Commission (United Methodist Retirement Homes), Revenue Refunding Bonds (Series 2017A), 5.00%, 10/1/2042	1,097,780
1,000,000	North Carolina Medical Care Commission (United Methodist Retirement Homes), Revenue Refunding Bonds (Series 2017A), 5.00%, 10/1/2047	1,087,660
	TOTAL	3,221,510
	Ohio—3.0%
2,000,000	Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series 2007A-2), 5.875% (Original Issue Yield: 6.07%), 6/1/2047	2,008,540
1,500,000	Ohio Air Quality Development Authority (Pratt Paper, LLC), Exempt Facilities Revenue Bonds (Series 2017), 4.50%, 1/15/2048	1,554,120
2,000,000	Ohio State Higher Educational Facility Commission (Cleveland Clinic), Revenue Bonds (Series 2012), 5.00%, 1/1/2038	2,166,320
3,000,000	Ohio State Treasurer Private Activity (Portsmouth Gateway Group LLC), Revenue Bonds (Series 2015), 5.00%, 12/31/2039	3,306,270
1,000,000	Ohio State University, Special Purpose General Receipts Bonds (Series 2013A), 5.00%, 6/1/2038	1,108,010
	TOTAL	10,143,260
	Oklahoma—0.2%
500,000	Oklahoma State Turnpike Authority, Second Senior Revenue Bonds (Series 2017C), 5.00%, 1/1/2047	570,470
	Pennsylvania—7.5%
2,570,000	Allegheny County, PA Port Authority, Special Revenue Transportation Refunding Bonds (Series 2011), 5.75%, 3/1/2029	2,814,972
1,000,000	Allegheny County, PA Sanitation Authority, Sewer Revenue Bonds (Series 2015), 5.00%, 12/1/2040	1,113,010
450,000	Berks County, PA IDA (Highlands at Wyomissing), Healthcare Facilities Revenue Bonds (Series 2017A), 5.00%, 5/15/2032	496,004
500,000	Berks County, PA IDA (Highlands at Wyomissing), Healthcare Facilities Revenue Bonds (Series 2017A), 5.00%, 5/15/2042	542,825
1,500,000	Delaware River Joint Toll Bridge Commission, Revenue Bonds (Series 2017), 5.00%, 7/1/2042	1,703,310
2,000,000	Delaware River Port Authority, Revenue Bonds (Series 2013), 5.00%, 1/1/2030	2,230,180
2,000,000	Geisinger Authority, PA Health System (Geisinger Health System), Revenue Refunding Bonds (Series 2017A-1), 5.00%, 2/15/2045	2,241,960
1,000,000	Lancaster County, PA Hospital Authority (Brethren Village), Revenue Bonds (Series 2017), 5.125%, 7/1/2037	1,090,600
1,000,000	Lancaster County, PA Hospital Authority (Brethren Village), Revenue Bonds (Series 2017), 5.25%, 7/1/2041	1,092,860
1,500,000	Montgomery County, PA Higher Education & Health Authority Hospital (Philadelphia Presbytery Homes, Inc.), Revenue Refunding Bonds (Series 2017), 5.00%, 12/1/2037	1,655,025
1,045,000	Montgomery County, PA IDA (ACTS Retirement Life Communities, Inc), Retirement Communities Revenue Refunding Bonds (Series 2012), 5.00%, 11/15/2029	1,119,153
2,970,000	Pennsylvania EDFA (Pennsylvania Rapid Bridge Replacement), Tax-Exempt Private Activity Revenue Bonds (Series 2015), 5.00%, 12/31/2034	3,269,525
4,000,000	Pennsylvania State Higher Education Facilities Authority (Temple University), Revenue Bonds (First Series of 2012), 5.00%, 4/1/2042	4,307,640
2,000,000	Pennsylvania State Higher Education Facilities Authority (University of Pennsylvania Health System), 4.00%, 8/15/2042	2,067,940
	TOTAL	25,745,004
	South Carolina—1.5%
2,000,000	Greenville, SC Health System, Hospital Revenue Bonds (Series 2014B), 5.00%, 5/1/2034	2,205,580
615,000	Greenville, SC Health System, Hospital Revenue Bonds (Series 2014B), 5.00%, 5/1/2039	673,745
2,000,000	Lexington County, SC Health Services District, Inc., Revenue Refunding Bonds, 5.00%, 11/1/2026	2,163,960
	TOTAL	5,043,285

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		Tennessee—0.4%
$1,335,000		Metropolitan Government of Nashville & Davidson County, TN Health & Educational Facilities Board (Vanderbilt University Medical Center), Revenue Bonds (Series 2016A), 5.00%, 7/1/2046	$1,477,511
		Texas—8.8%
2,795,000		Bexar County, Health Facilities Development Corp. (Army Retirement Residence Foundation), Revenue Bonds (Series 2010), 6.20% (United States Treasury PRF 7/1/2020@100), 7/1/2045	3,030,283
1,500,000		Bexar County, TX, LT Refunding Bonds (Series 2017), 5.00%, 6/15/2031	1,736,040
2,225,000		Dallas, TX Area Rapid Transit, Senior Lien Sales Tax Revenue Refunding Bonds (Series 2016A), 5.00%, 12/1/2048	2,502,947
3,000,000		Dallas-Fort Worth, TX International Airport, Joint Revenue Refunding Bonds (Series 2012B), 5.00%, 11/1/2035	3,181,770
2,000,000		Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Hospital Revenue Bonds (Series 2014A), 5.00%, 12/1/2029	2,244,060
2,000,000		Houston, TX Airport System, Senior Lien Revenue & Refunding Bonds (Series 2009A), 5.50% (Original Issue Yield: 5.67%), 7/1/2034	2,005,900
3,000,000		Houston, TX Combined Utility System, First Lien Revenue & Refunding Bonds (Series 2016B), 4.00%, 11/15/2037	3,127,800
2,500,000		North Texas Tollway Authority, System First Tier Revenue Refunding Bonds (Series 2011B), 5.00% (Original Issue Yield: 5.12%), 1/1/2038	2,650,225
1,500,000		San Antonio, TX Electric & Gas System, Revenue Refunding Bonds (New Series 2015), 5.00%, 2/1/2032	1,726,095
2,000,000		San Antonio, TX Electric & Gas System, Revenue Refunding Bonds (Series 2016), 4.00%, 2/1/2034	2,107,220
2,030,000		Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Senior Lien Revenue Bonds (Series 2006A), 5.25% (Bank of America Corp. GTD), 12/15/2026	2,363,712
3,000,000		Trinity River Authority Texas Regional Wastewater System, Revenue Refunding Bonds (Series 2016), 5.00%, 8/1/2026	3,538,230
		TOTAL	30,214,282
		Virginia—0.9%
1,200,000		Chesapeake Bay Bridge & Tunnel District, VA, First Tier General Resolution Revenue Bonds (Series 2016), 5.00%, 7/1/2051	1,315,812
1,500,000		Hampton Roads, VA Sanitation District, Subordinate Wastewater Revenue Bonds (Series 2016A), 5.00%, 8/1/2043	1,719,540
		TOTAL	3,035,352
		Washington—2.6%
2,570,000		Energy Northwest, WA, Project 3 Electric Revenue Refunding Bonds (Series 2014-C), 5.00%, 7/1/2028	2,937,921
1,000,000		Port of Seattle, WA Revenue, Intermediate Lien Revenue Bonds (Series 2018A), 5.00%, 5/1/2043	1,121,900
1,250,000		Washington State Health Care Facilities Authority (Providence St. Joseph Health), Health Care Facilities Revenue Bonds (Series 2014C), 5.00%, 10/1/2044	1,369,713
3,000,000		Washington State, UT GO Bonds (Series 2015A-1), 5.00%, 8/1/2040	3,384,060
		TOTAL	8,813,594
		West Virginia—0.8%
2,500,000		West Virginia University Board of Governors (West Virginia University), Refunding and Improvement Revenue Bonds (Series 2013A), 5.00%, 10/1/2035	2,724,825
		Wisconsin—1.2%
3,000,000		Wisconsin State HEFA (ProHealth Care, Inc.), Revenue Bonds (Series 2009), 6.625% (United States Treasury PRF 2/15/2019@100)/(Original Issue Yield: 6.87%), 2/15/2039	3,093,210
800,000		Wisconsin State HEFA (ProHealth Care, Inc.), Revenue Refunding Bonds (Series 2015), 5.00%, 8/15/2039	871,968
		TOTAL	3,965,178
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $324,451,097)	332,327,631
		EXCHANGE-TRADED FUND—0.6%
79,302		VanEck Vectors CEF Municipal Income ETF (IDENTIFIED COST $2,001,567)	2,005,547
		TOTAL EXCHANGE-TRADED FUND	2,005,547
	[1]	SHORT-TERM MUNICIPALS—0.7%
		Alabama—0.4%
$800,000		West Jefferson, AL IDB Solid Waste Disposal (Alabama Power Co.), (Series 2008) Daily VRDNs, 1.61%, 7/2/2018	800,000
700,000		Wilsonville, AL IDB (Alabama Power Co.), (Series 2008) Daily VRDNs, 1.61%, 7/2/2018	700,000
		TOTAL	1,500,000
		Florida—0.2%
700,000		Broward County, FL (Florida Power & Light Co.), (Series 2015) Daily VRDNs, 1.72%, 7/2/2018	700,000

Principal Amount or Shares			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Michigan—0.0%
$100,000		Michigan Strategic Fund, (Series 2007) Daily VRDNs (Air Products & Chemicals, Inc.), 1.61%, 7/2/2018	$100,000
		Ohio—0.0%
100,000		Franklin County, OH Hospital Facility Authority (Nationwide Children's Hospital), (Series 2008B) Weekly VRDNs, 1.52%, 7/6/2018	100,000
		Pennsylvania—0.1%
200,000		Philadelphia, PA, (Series 2009B) Weekly VRDNs (Barclays Bank plc LOC), 1.50%, 7/6/2018	200,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $2,600,000)	2,600,000
		TOTAL INVESTMENT IN SECURITIES—98.7% (IDENTIFIED COST $329,052,663)	336,933,178
		OTHER ASSETS AND LIABILITIES - NET—1.3%[3]	4,369,634
		TOTAL NET ASSETS—100%	$341,302,812
Securities that are subject to the federal alternative minimum tax (AMT) represent 5.1% of the Fund's portfolio as calculated based upon total market value.
1	Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2018, these restricted securities amounted to $310,417, which represented 0.1% of total net assets.
Additional information on restricted securities held at June 30, 2018, is as follows:
Security	Acquisition Date	Cost	Market Value
Director of the State of Nevada Department of Business and Industry (Doral Academy of Nevada), Charter School Revenue Bonds (Series 2017A), 5.00%, 7/15/2047	8/31/2017	$311,785	$310,417
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2018.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Directors (the “Directors”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.

Fair Valuation Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of June 30, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Municipal Bonds	$—	$332,327,631	$—	$332,327,631
Exchange-Traded Fund	2,005,547	—	—	2,005,547
Short-Term Municipals	—	2,600,000	—	2,600,000
TOTAL SECURITIES	$2,005,547	$334,927,631	$—	$336,933,178

The following acronyms are used throughout this portfolio:
AGM	—Assured Guaranty Municipal Corp.
CDA	—Community Development Authority
EDA	—Economic Development Authority
EDFA	—Economic Development Finance Authority
ETF	—Exchange-Traded Fund
FRNs	—Floating Rate Notes
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDRBs	—Industrial Development Revenue Bonds
INS	—Insured
LIBOR	—London Interbank Offered Rate
LOC	—Letter of Credit
LT	—Limited Tax
PILOT	—Payment in Lieu of Taxes
PRF	—Pre-refunded
SIFMA	—Securities Industry and Financial Markets Association
TFA	—Transitional Finance Authority
USDT	—Unified School District
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Municipal Bond Fund, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date August 23, 2018

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 23, 2018